LOANS, NET (Details 3) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period			S/ 4,416,692	[1]	S/ 4,032,219
Provision for loan losses		S/ 114,200	2,057,478		2,063,209
Loan portfolio written-off			(1,426,201)		(1,612,138)
Exchange difference and others			(104,961)		(66,598)
Balances at the end of the period		S/ 5,314,340	4,943,008	[1]	4,416,692	[1]
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period			1,235,970	[1]	1,197,713
Provision for loan losses			737,929		245,553
Loan portfolio written-off			(217,160)		(143,871)
Exchange difference and others			(76,613)		(63,425)
Balances at the end of the period	[1]		1,680,126		1,235,970
Residential mortgage loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period			193,385	[1]	173,879
Provision for loan losses			50,663		27,659
Loan portfolio written-off			(10,662)		(7,877)
Exchange difference and others			(5,099)		(276)
Balances at the end of the period	[1]		228,287		193,385
Micro-business loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period			1,353,168	[1]	1,372,099
Provision for loan losses			576,931		588,821
Loan portfolio written-off			(437,594)		(606,546)
Exchange difference and others			(15,927)		(1,206)
Balances at the end of the period	[1]		1,476,578		1,353,168
Consumer loans [member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period			1,634,169	[1]	1,288,528
Provision for loan losses			691,955		1,201,176
Loan portfolio written-off			(760,785)		(853,844)
Exchange difference and others			(7,322)		(1,691)
Balances at the end of the period	[1]		S/ 1,558,017		S/ 1,634,169

[1]	The movement in the allowance for loan losses for 2017 included the allowance for direct and indirect loans for approximately S/4,500.5 million y S/442.5 million, respectively (approximately S/4,207.1 million and S/209.6 million, respectively, for 2016). The allowance for indirect loan losses was included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017 and 2016 was established in accordance with IAS 39 and was sufficient to cover incurred losses on the loan portfolio.